Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000 Index
Accumulated Value	$ 10,000	$ 9,436	$ 9,433	$ 10,097	$ 10,159	$ 10,341	$ 10,362	$ 10,774	$ 10,801	$ 10,818	$ 10,584	$ 11,058		$ 11,274	$ 11,486	$ 11,913	$ 11,921	$ 12,047	$ 12,171	$ 12,280	$ 12,512	$ 12,536	$ 12,842	$ 13,122	$ 13,521	$ 13,656	$ 14,375	$ 13,846	$ 13,568	$ 13,619	$ 14,004	$ 14,095	$ 14,563	$ 15,074	$ 15,099	$ 13,988	$ 14,268	$ 12,940	$ 14,051	$ 14,545	$ 14,757	$ 15,346	$ 14,353	$ 15,361	$ 15,590	$ 15,272	$ 15,540	$ 15,874	$ 16,478	$ 16,954	$ 16,935	$ 15,549	$ 13,410	$ 15,186	$ 15,999	$ 16,364	$ 17,294	$ 18,546	$ 17,871	$ 17,485	$ 19,613	$ 20,495	$ 20,404	$ 21,042	$ 21,796	$ 22,919	$ 23,024	$ 23,592	$ 23,991	$ 24,675	$ 23,568	$ 25,161	$ 24,778	$ 25,754	$ 24,239	$ 23,628	$ 24,395	$ 22,205	$ 22,176	$ 20,321	$ 22,227	$ 21,397	$ 19,413	$ 21,005	$ 22,102	$ 20,808	$ 22,241	$ 21,721	$ 22,302	$ 22,539	$ 22,627	$ 24,172	$ 25,038	$ 24,555	$ 23,386	$ 22,766	$ 24,888	$ 26,209	$ 26,499	$ 27,933	$ 28,834	$ 27,566	$ 28,868	$ 29,762	$ 30,315	$ 30,975	$ 31,616	$ 31,384	$ 33,471	$ 32,448	$ 33,473	$ 32,831	$ 30,916	$ 30,709	$ 32,655	$ 34,314	$ 35,070	$ 35,881	$ 37,120	$ 37,915	$ 38,019	$ 38,012
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000 Index
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,186	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,205	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,038	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,834	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000 Index
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,186	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,205	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,038	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,834	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,138	10,210	10,303	10,343	10,345	10,531	10,598	10,586	10,580	10,499	10,250		10,265	10,285	10,354	10,349	10,428	10,509	10,498	10,543	10,638	10,587	10,593	10,580	10,628	10,506	10,406	10,473	10,395	10,469	10,456	10,459	10,526	10,458	10,376	10,438	10,629	10,742	10,736	10,942	10,945	11,139	11,279	11,304	11,597	11,535	11,570	11,564	11,556	11,778	11,990	11,920	12,132	12,188	12,265	12,448	12,348	12,341	12,286	12,406	12,423	12,334	12,156	12,005	12,099	12,139	12,224	12,361	12,337	12,230	12,227	12,263	12,232	11,968	11,835	11,506	11,069	11,141	10,966	11,234	10,917	10,445	10,310	10,689	10,641	10,968	10,684	10,956	11,022	10,902	10,863	10,856	10,786	10,512	10,346	10,815	11,229	11,198	11,040	11,142	10,860	11,044	11,149	11,409	11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,138	10,210	10,303	10,343	10,345	10,531	10,598	10,586	10,580	10,499	10,250		10,265	10,285	10,354	10,349	10,428	10,509	10,498	10,543	10,638	10,587	10,593	10,580	10,628	10,506	10,406	10,473	10,395	10,469	10,456	10,459	10,526	10,458	10,376	10,438	10,629	10,742	10,736	10,942	10,945	11,139	11,279	11,304	11,597	11,535	11,570	11,564	11,556	11,778	11,990	11,920	12,132	12,188	12,265	12,448	12,348	12,341	12,286	12,406	12,423	12,334	12,156	12,005	12,099	12,139	12,224	12,361	12,337	12,230	12,227	12,263	12,232	11,968	11,835	11,506	11,069	11,141	10,966	11,234	10,917	10,445	10,310	10,689	10,641	10,968	10,684	10,956	11,022	10,902	10,863	10,856	10,786	10,512	10,346	10,815	11,229	11,198	11,040	11,142	10,860	11,044	11,149	11,409	11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,138	10,210	10,303	10,343	10,345	10,531	10,598	10,586	10,580	10,499	10,250		10,265	10,285	10,354	10,349	10,428	10,509	10,498	10,543	10,638	10,587	10,593	10,580	10,628	10,506	10,406	10,473	10,395	10,469	10,456	10,459	10,526	10,458	10,376	10,438	10,629	10,742	10,736	10,942	10,945	11,139	11,279	11,304	11,597	11,535	11,570	11,564	11,556	11,778	11,990	11,920	12,132	12,188	12,265	12,448	12,348	12,341	12,286	12,406	12,423	12,334	12,156	12,005	12,099	12,139	12,224	12,361	12,337	12,230	12,227	12,263	12,232	11,968	11,835	11,506	11,069	11,141	10,966	11,234	10,917	10,445	10,310	10,689	10,641	10,968	10,684	10,956	11,022	10,902	10,863	10,856	10,786	10,512	10,346	10,815	11,229	11,198	11,040	11,142	10,860	11,044	11,149	11,409	11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000 Index
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,186	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,205	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,038	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,834	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000 Index
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,186	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,205	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,038	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,834	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000 Index
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,186	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,205	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,038	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,834	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000 Index
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,186	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,205	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,038	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,834	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000 Index
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,186	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,205	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,038	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,834	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000 Index
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,186	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,205	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,038	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,834	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,138	10,210	10,303	10,343	10,345	10,531	10,598	10,586	10,580	10,499	10,250		10,265	10,285	10,354	10,349	10,428	10,509	10,498	10,543	10,638	10,587	10,593	10,580	10,628	10,506	10,406	10,473	10,395	10,469	10,456	10,459	10,526	10,458	10,376	10,438	10,629	10,742	10,736	10,942	10,945	11,139	11,279	11,304	11,597	11,535	11,570	11,564	11,556	11,778	11,990	11,920	12,132	12,188	12,265	12,448	12,348	12,341	12,286	12,406	12,423	12,334	12,156	12,005	12,099	12,139	12,224	12,361	12,337	12,230	12,227	12,263	12,232	11,968	11,835	11,506	11,069	11,141	10,966	11,234	10,917	10,445	10,310	10,689	10,641	10,968	10,684	10,956	11,022	10,902	10,863	10,856	10,786	10,512	10,346	10,815	11,229	11,198	11,040	11,142	10,860	11,044	11,149	11,409	11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,138	10,210	10,303	10,343	10,345	10,531	10,598	10,586	10,580	10,499	10,250		10,265	10,285	10,354	10,349	10,428	10,509	10,498	10,543	10,638	10,587	10,593	10,580	10,628	10,506	10,406	10,473	10,395	10,469	10,456	10,459	10,526	10,458	10,376	10,438	10,629	10,742	10,736	10,942	10,945	11,139	11,279	11,304	11,597	11,535	11,570	11,564	11,556	11,778	11,990	11,920	12,132	12,188	12,265	12,448	12,348	12,341	12,286	12,406	12,423	12,334	12,156	12,005	12,099	12,139	12,224	12,361	12,337	12,230	12,227	12,263	12,232	11,968	11,835	11,506	11,069	11,141	10,966	11,234	10,917	10,445	10,310	10,689	10,641	10,968	10,684	10,956	11,022	10,902	10,863	10,856	10,786	10,512	10,346	10,815	11,229	11,198	11,040	11,142	10,860	11,044	11,149	11,409	11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,138	10,210	10,303	10,343	10,345	10,531	10,598	10,586	10,580	10,499	10,250		10,265	10,285	10,354	10,349	10,428	10,509	10,498	10,543	10,638	10,587	10,593	10,580	10,628	10,506	10,406	10,473	10,395	10,469	10,456	10,459	10,526	10,458	10,376	10,438	10,629	10,742	10,736	10,942	10,945	11,139	11,279	11,304	11,597	11,535	11,570	11,564	11,556	11,778	11,990	11,920	12,132	12,188	12,265	12,448	12,348	12,341	12,286	12,406	12,423	12,334	12,156	12,005	12,099	12,139	12,224	12,361	12,337	12,230	12,227	12,263	12,232	11,968	11,835	11,506	11,069	11,141	10,966	11,234	10,917	10,445	10,310	10,689	10,641	10,968	10,684	10,956	11,022	10,902	10,863	10,856	10,786	10,512	10,346	10,815	11,229	11,198	11,040	11,142	10,860	11,044	11,149	11,409	11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000 Index
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,186	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,205	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,038	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,834	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000 Index
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,186	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,205	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,038	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,834	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000 Index
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,186	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,205	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,038	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,834	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000 Index
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,186	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,205	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,038	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,834	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000 Index
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,186	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,205	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,038	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,834	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000 Index
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,186	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,205	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,038	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,834	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000 Index
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,186	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,205	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,038	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,834	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000 Index
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,186	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,205	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,038	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,834	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000 Index
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,186	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,205	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,038	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,834	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,138	10,210	10,303	10,343	10,345	10,531	10,598	10,586	10,580	10,499	10,250		10,265	10,285	10,354	10,349	10,428	10,509	10,498	10,543	10,638	10,587	10,593	10,580	10,628	10,506	10,406	10,473	10,395	10,469	10,456	10,459	10,526	10,458	10,376	10,438	10,629	10,742	10,736	10,942	10,945	11,139	11,279	11,304	11,597	11,535	11,570	11,564	11,556	11,778	11,990	11,920	12,132	12,188	12,265	12,448	12,348	12,341	12,286	12,406	12,423	12,334	12,156	12,005	12,099	12,139	12,224	12,361	12,337	12,230	12,227	12,263	12,232	11,968	11,835	11,506	11,069	11,141	10,966	11,234	10,917	10,445	10,310	10,689	10,641	10,968	10,684	10,956	11,022	10,902	10,863	10,856	10,786	10,512	10,346	10,815	11,229	11,198	11,040	11,142	10,860	11,044	11,149	11,409	11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,138	10,210	10,303	10,343	10,345	10,531	10,598	10,586	10,580	10,499	10,250		10,265	10,285	10,354	10,349	10,428	10,509	10,498	10,543	10,638	10,587	10,593	10,580	10,628	10,506	10,406	10,473	10,395	10,469	10,456	10,459	10,526	10,458	10,376	10,438	10,629	10,742	10,736	10,942	10,945	11,139	11,279	11,304	11,597	11,535	11,570	11,564	11,556	11,778	11,990	11,920	12,132	12,188	12,265	12,448	12,348	12,341	12,286	12,406	12,423	12,334	12,156	12,005	12,099	12,139	12,224	12,361	12,337	12,230	12,227	12,263	12,232	11,968	11,835	11,506	11,069	11,141	10,966	11,234	10,917	10,445	10,310	10,689	10,641	10,968	10,684	10,956	11,022	10,902	10,863	10,856	10,786	10,512	10,346	10,815	11,229	11,198	11,040	11,142	10,860	11,044	11,149	11,409	11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,138	10,210	10,303	10,343	10,345	10,531	10,598	10,586	10,580	10,499	10,250		10,265	10,285	10,354	10,349	10,428	10,509	10,498	10,543	10,638	10,587	10,593	10,580	10,628	10,506	10,406	10,473	10,395	10,469	10,456	10,459	10,526	10,458	10,376	10,438	10,629	10,742	10,736	10,942	10,945	11,139	11,279	11,304	11,597	11,535	11,570	11,564	11,556	11,778	11,990	11,920	12,132	12,188	12,265	12,448	12,348	12,341	12,286	12,406	12,423	12,334	12,156	12,005	12,099	12,139	12,224	12,361	12,337	12,230	12,227	12,263	12,232	11,968	11,835	11,506	11,069	11,141	10,966	11,234	10,917	10,445	10,310	10,689	10,641	10,968	10,684	10,956	11,022	10,902	10,863	10,856	10,786	10,512	10,346	10,815	11,229	11,198	11,040	11,142	10,860	11,044	11,149	11,409	11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Moderate Target Risk Index
Accumulated Value	10,000	9,683	9,729	10,215	10,343	10,373	10,460	10,753	10,775	10,816	10,658	10,716		10,857	11,032	11,256	11,312	11,430	11,562	11,606	11,803	11,862	12,000	12,150	12,315	12,448	12,787	12,420	12,340	12,353	12,428	12,409	12,625	12,736	12,722	12,123	12,292	11,856	12,507	12,724	12,885	13,134	12,741	13,289	13,331	13,217	13,411	13,633	13,821	14,112	14,075	13,451	12,224	13,095	13,514	13,780	14,270	14,698	14,443	14,249	15,449	15,922	15,825	16,016	16,267	16,735	16,966	17,077	17,200	17,424	16,962	17,380	17,065	17,544	16,882	16,623	16,634	15,661	15,706	14,748	15,503	15,031	13,875	14,339	15,277	14,952	15,772	15,326	15,599	15,741	15,464	15,985	16,368	16,004	15,460	15,019	16,126	16,929	16,907	17,182	17,591	17,039	17,489	17,638	18,088	18,492	18,868	18,380	18,892	18,329	18,799	18,943	18,638	18,824	19,328	19,916	19,981	20,413	20,836	21,010	21,106	21,251
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Moderate Target Risk Index
Accumulated Value	10,000	9,683	9,729	10,215	10,343	10,373	10,460	10,753	10,775	10,816	10,658	10,716		10,857	11,032	11,256	11,312	11,430	11,562	11,606	11,803	11,862	12,000	12,150	12,315	12,448	12,787	12,420	12,340	12,353	12,428	12,409	12,625	12,736	12,722	12,123	12,292	11,856	12,507	12,724	12,885	13,134	12,741	13,289	13,331	13,217	13,411	13,633	13,821	14,112	14,075	13,451	12,224	13,095	13,514	13,780	14,270	14,698	14,443	14,249	15,449	15,922	15,825	16,016	16,267	16,735	16,966	17,077	17,200	17,424	16,962	17,380	17,065	17,544	16,882	16,623	16,634	15,661	15,706	14,748	15,503	15,031	13,875	14,339	15,277	14,952	15,772	15,326	15,599	15,741	15,464	15,985	16,368	16,004	15,460	15,019	16,126	16,929	16,907	17,182	17,591	17,039	17,489	17,638	18,088	18,492	18,868	18,380	18,892	18,329	18,799	18,943	18,638	18,824	19,328	19,916	19,981	20,413	20,836	21,010	21,106	21,251
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Moderate Target Risk Index
Accumulated Value	10,000	9,683	9,729	10,215	10,343	10,373	10,460	10,753	10,775	10,816	10,658	10,716		10,857	11,032	11,256	11,312	11,430	11,562	11,606	11,803	11,862	12,000	12,150	12,315	12,448	12,787	12,420	12,340	12,353	12,428	12,409	12,625	12,736	12,722	12,123	12,292	11,856	12,507	12,724	12,885	13,134	12,741	13,289	13,331	13,217	13,411	13,633	13,821	14,112	14,075	13,451	12,224	13,095	13,514	13,780	14,270	14,698	14,443	14,249	15,449	15,922	15,825	16,016	16,267	16,735	16,966	17,077	17,200	17,424	16,962	17,380	17,065	17,544	16,882	16,623	16,634	15,661	15,706	14,748	15,503	15,031	13,875	14,339	15,277	14,952	15,772	15,326	15,599	15,741	15,464	15,985	16,368	16,004	15,460	15,019	16,126	16,929	16,907	17,182	17,591	17,039	17,489	17,638	18,088	18,492	18,868	18,380	18,892	18,329	18,799	18,943	18,638	18,824	19,328	19,916	19,981	20,413	20,836	21,010	21,106	21,251
Morningstar Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Conservative Target Risk Index
Accumulated Value	10,000	9,973	10,051	10,282	10,367	10,358	10,512	10,641	10,633	10,664	10,556	10,415		10,467	10,547	10,654	10,676	10,764	10,857	10,852	10,953	11,029	11,043	11,090	11,137	11,200	11,252	11,092	11,105	11,058	11,109	11,105	11,176	11,239	11,204	10,987	11,077	11,066	11,350	11,414	11,582	11,660	11,650	11,902	11,933	12,028	12,071	12,164	12,207	12,307	12,433	12,361	11,893	12,316	12,516	12,664	12,954	13,046	12,957	12,862	13,330	13,507	13,411	13,291	13,290	13,503	13,618	13,700	13,830	13,878	13,658	13,754	13,689	13,812	13,463	13,288	13,064	12,508	12,562	12,152	12,548	12,193	11,506	11,574	12,108	11,997	12,424	12,110	12,372	12,461	12,294	12,409	12,516	12,365	12,029	11,808	12,426	12,925	12,897	12,852	13,023	12,682	12,940	13,052	13,378	13,616	13,826	13,469	13,668	13,386	13,556	13,784	13,728	13,835	13,891	14,169	14,148	14,387	14,577	14,671	14,752	14,778
Morningstar Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Conservative Target Risk Index
Accumulated Value	10,000	9,973	10,051	10,282	10,367	10,358	10,512	10,641	10,633	10,664	10,556	10,415		10,467	10,547	10,654	10,676	10,764	10,857	10,852	10,953	11,029	11,043	11,090	11,137	11,200	11,252	11,092	11,105	11,058	11,109	11,105	11,176	11,239	11,204	10,987	11,077	11,066	11,350	11,414	11,582	11,660	11,650	11,902	11,933	12,028	12,071	12,164	12,207	12,307	12,433	12,361	11,893	12,316	12,516	12,664	12,954	13,046	12,957	12,862	13,330	13,507	13,411	13,291	13,290	13,503	13,618	13,700	13,830	13,878	13,658	13,754	13,689	13,812	13,463	13,288	13,064	12,508	12,562	12,152	12,548	12,193	11,506	11,574	12,108	11,997	12,424	12,110	12,372	12,461	12,294	12,409	12,516	12,365	12,029	11,808	12,426	12,925	12,897	12,852	13,023	12,682	12,940	13,052	13,378	13,616	13,826	13,469	13,668	13,386	13,556	13,784	13,728	13,835	13,891	14,169	14,148	14,387	14,577	14,671	14,752	14,778
Morningstar Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Conservative Target Risk Index
Accumulated Value	10,000	9,973	10,051	10,282	10,367	10,358	10,512	10,641	10,633	10,664	10,556	10,415		10,467	10,547	10,654	10,676	10,764	10,857	10,852	10,953	11,029	11,043	11,090	11,137	11,200	11,252	11,092	11,105	11,058	11,109	11,105	11,176	11,239	11,204	10,987	11,077	11,066	11,350	11,414	11,582	11,660	11,650	11,902	11,933	12,028	12,071	12,164	12,207	12,307	12,433	12,361	11,893	12,316	12,516	12,664	12,954	13,046	12,957	12,862	13,330	13,507	13,411	13,291	13,290	13,503	13,618	13,700	13,830	13,878	13,658	13,754	13,689	13,812	13,463	13,288	13,064	12,508	12,562	12,152	12,548	12,193	11,506	11,574	12,108	11,997	12,424	12,110	12,372	12,461	12,294	12,409	12,516	12,365	12,029	11,808	12,426	12,925	12,897	12,852	13,023	12,682	12,940	13,052	13,378	13,616	13,826	13,469	13,668	13,386	13,556	13,784	13,728	13,835	13,891	14,169	14,148	14,387	14,577	14,671	14,752	14,778
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Aggressive Target Risk Index
Accumulated Value	10,000	9,426	9,428	10,129	10,296	10,348	10,355	10,792	10,841	10,899	10,689	10,917		11,134	11,403	11,720	11,819	11,973	12,151	12,243	12,536	12,571	12,838	13,085	13,376	13,577	14,233	13,667	13,486	13,564	13,671	13,640	14,004	14,172	14,173	13,155	13,401	12,468	13,486	13,859	13,993	14,418	13,621	14,469	14,520	14,183	14,519	14,873	15,210	15,699	15,474	14,248	12,132	13,385	13,992	14,352	15,026	15,772	15,358	15,088	17,001	17,780	17,705	18,254	18,780	19,531	19,875	20,009	20,096	20,527	19,800	20,593	19,969	20,856	19,847	19,520	19,844	18,434	18,454	16,888	18,019	17,436	15,818	16,783	18,113	17,534	18,783	18,227	18,482	18,670	18,279	19,293	20,024	19,418	18,664	17,997	19,620	20,743	20,713	21,419	22,105	21,329	21,986	22,163	22,759	23,347	23,895	23,315	24,258	23,337	24,204	24,149	23,498	23,804	24,907	25,875	26,043	26,730	27,422	27,663	27,785	28,104
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Aggressive Target Risk Index
Accumulated Value	10,000	9,426	9,428	10,129	10,296	10,348	10,355	10,792	10,841	10,899	10,689	10,917		11,134	11,403	11,720	11,819	11,973	12,151	12,243	12,536	12,571	12,838	13,085	13,376	13,577	14,233	13,667	13,486	13,564	13,671	13,640	14,004	14,172	14,173	13,155	13,401	12,468	13,486	13,859	13,993	14,418	13,621	14,469	14,520	14,183	14,519	14,873	15,210	15,699	15,474	14,248	12,132	13,385	13,992	14,352	15,026	15,772	15,358	15,088	17,001	17,780	17,705	18,254	18,780	19,531	19,875	20,009	20,096	20,527	19,800	20,593	19,969	20,856	19,847	19,520	19,844	18,434	18,454	16,888	18,019	17,436	15,818	16,783	18,113	17,534	18,783	18,227	18,482	18,670	18,279	19,293	20,024	19,418	18,664	17,997	19,620	20,743	20,713	21,419	22,105	21,329	21,986	22,163	22,759	23,347	23,895	23,315	24,258	23,337	24,204	24,149	23,498	23,804	24,907	25,875	26,043	26,730	27,422	27,663	27,785	28,104
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Aggressive Target Risk Index
Accumulated Value	10,000	9,426	9,428	10,129	10,296	10,348	10,355	10,792	10,841	10,899	10,689	10,917		11,134	11,403	11,720	11,819	11,973	12,151	12,243	12,536	12,571	12,838	13,085	13,376	13,577	14,233	13,667	13,486	13,564	13,671	13,640	14,004	14,172	14,173	13,155	13,401	12,468	13,486	13,859	13,993	14,418	13,621	14,469	14,520	14,183	14,519	14,873	15,210	15,699	15,474	14,248	12,132	13,385	13,992	14,352	15,026	15,772	15,358	15,088	17,001	17,780	17,705	18,254	18,780	19,531	19,875	20,009	20,096	20,527	19,800	20,593	19,969	20,856	19,847	19,520	19,844	18,434	18,454	16,888	18,019	17,436	15,818	16,783	18,113	17,534	18,783	18,227	18,482	18,670	18,279	19,293	20,024	19,418	18,664	17,997	19,620	20,743	20,713	21,419	22,105	21,329	21,986	22,163	22,759	23,347	23,895	23,315	24,258	23,337	24,204	24,149	23,498	23,804	24,907	25,875	26,043	26,730	27,422	27,663	27,785	28,104
Morningstar Global Allocation Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Global Allocation Index
Accumulated Value	10,000	9,665	9,729	10,245	10,401	10,370	10,455	10,770	10,785	10,849	10,635	10,562		10,700	10,916	11,131	11,226	11,386	11,588	11,623	11,863	11,930	12,056	12,197	12,388	12,526	12,964	12,596	12,505	12,512	12,530	12,485	12,699	12,807	12,791	12,151	12,292	11,835	12,454	12,633	12,791	13,033	12,659	13,228	13,251	13,170	13,291	13,543	13,715	14,029	14,010	13,362	12,120	12,950	13,352	13,646	14,221	14,729	14,431	14,220	15,404	15,929	15,828	15,967	16,154	16,685	16,891	16,993	17,123	17,367	16,834	17,305	17,011	17,412	16,703	16,381	16,399	15,289	15,309	14,326	15,073	14,543	13,396	13,844	14,762	14,433	15,237	14,810	15,210	15,365	15,161	15,716	16,099	15,752	15,185	14,803	15,914	16,665	16,642	16,995	17,376	16,853	17,375	17,609	18,014	18,429	18,804	18,295	18,753	18,294	18,704	18,743	18,342	18,611	19,218	19,870	19,955	20,385	20,886	21,159	21,206	21,346
Morningstar Global Allocation Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Global Allocation Index
Accumulated Value	10,000	9,665	9,729	10,245	10,401	10,370	10,455	10,770	10,785	10,849	10,635	10,562		10,700	10,916	11,131	11,226	11,386	11,588	11,623	11,863	11,930	12,056	12,197	12,388	12,526	12,964	12,596	12,505	12,512	12,530	12,485	12,699	12,807	12,791	12,151	12,292	11,835	12,454	12,633	12,791	13,033	12,659	13,228	13,251	13,170	13,291	13,543	13,715	14,029	14,010	13,362	12,120	12,950	13,352	13,646	14,221	14,729	14,431	14,220	15,404	15,929	15,828	15,967	16,154	16,685	16,891	16,993	17,123	17,367	16,834	17,305	17,011	17,412	16,703	16,381	16,399	15,289	15,309	14,326	15,073	14,543	13,396	13,844	14,762	14,433	15,237	14,810	15,210	15,365	15,161	15,716	16,099	15,752	15,185	14,803	15,914	16,665	16,642	16,995	17,376	16,853	17,375	17,609	18,014	18,429	18,804	18,295	18,753	18,294	18,704	18,743	18,342	18,611	19,218	19,870	19,955	20,385	20,886	21,159	21,206	21,346
Morningstar Global Allocation Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Global Allocation Index
Accumulated Value	10,000	9,665	9,729	10,245	10,401	10,370	10,455	10,770	10,785	10,849	10,635	10,562		10,700	10,916	11,131	11,226	11,386	11,588	11,623	11,863	11,930	12,056	12,197	12,388	12,526	12,964	12,596	12,505	12,512	12,530	12,485	12,699	12,807	12,791	12,151	12,292	11,835	12,454	12,633	12,791	13,033	12,659	13,228	13,251	13,170	13,291	13,543	13,715	14,029	14,010	13,362	12,120	12,950	13,352	13,646	14,221	14,729	14,431	14,220	15,404	15,929	15,828	15,967	16,154	16,685	16,891	16,993	17,123	17,367	16,834	17,305	17,011	17,412	16,703	16,381	16,399	15,289	15,309	14,326	15,073	14,543	13,396	13,844	14,762	14,433	15,237	14,810	15,210	15,365	15,161	15,716	16,099	15,752	15,185	14,803	15,914	16,665	16,642	16,995	17,376	16,853	17,375	17,609	18,014	18,429	18,804	18,295	18,753	18,294	18,704	18,743	18,342	18,611	19,218	19,870	19,955	20,385	20,886	21,159	21,206	21,346
Morningstar Moderately Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Moderately Conservative Target Risk Index
Accumulated Value	10,000	9,831	9,891	10,244	10,348	10,365	10,486	10,696	10,706	10,742	10,611	10,569		10,666	10,793	10,958	10,997	11,101	11,216	11,236	11,379	11,447	11,525	11,625	11,726	11,825	12,009	11,750	11,716	11,698	11,770	11,762	11,906	11,998	11,976	11,576	11,704	11,486	11,948	12,090	12,257	12,421	12,223	12,617	12,660	12,659	12,771	12,925	13,046	13,238	13,299	12,973	12,158	12,817	13,132	13,341	13,733	13,997	13,822	13,676	14,493	14,807	14,711	14,734	14,854	15,188	15,348	15,460	15,592	15,724	15,395	15,642	15,464	15,750	15,246	15,024	14,907	14,154	14,203	13,551	14,127	13,720	12,830	13,081	13,791	13,568	14,183	13,815	14,097	14,212	14,013	14,319	14,549	14,313	13,885	13,568	14,410	15,046	15,037	15,148	15,425	14,984	15,336	15,479	15,865	16,179	16,458	16,052	16,419	16,010	16,320	16,508	16,323	16,456	16,717	17,132	17,154	17,479	17,769	17,896	17,997	18,070
Morningstar Moderately Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Moderately Conservative Target Risk Index
Accumulated Value	10,000	9,831	9,891	10,244	10,348	10,365	10,486	10,696	10,706	10,742	10,611	10,569		10,666	10,793	10,958	10,997	11,101	11,216	11,236	11,379	11,447	11,525	11,625	11,726	11,825	12,009	11,750	11,716	11,698	11,770	11,762	11,906	11,998	11,976	11,576	11,704	11,486	11,948	12,090	12,257	12,421	12,223	12,617	12,660	12,659	12,771	12,925	13,046	13,238	13,299	12,973	12,158	12,817	13,132	13,341	13,733	13,997	13,822	13,676	14,493	14,807	14,711	14,734	14,854	15,188	15,348	15,460	15,592	15,724	15,395	15,642	15,464	15,750	15,246	15,024	14,907	14,154	14,203	13,551	14,127	13,720	12,830	13,081	13,791	13,568	14,183	13,815	14,097	14,212	14,013	14,319	14,549	14,313	13,885	13,568	14,410	15,046	15,037	15,148	15,425	14,984	15,336	15,479	15,865	16,179	16,458	16,052	16,419	16,010	16,320	16,508	16,323	16,456	16,717	17,132	17,154	17,479	17,769	17,896	17,997	18,070
Morningstar Moderately Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Moderately Conservative Target Risk Index
Accumulated Value	10,000	9,831	9,891	10,244	10,348	10,365	10,486	10,696	10,706	10,742	10,611	10,569		10,666	10,793	10,958	10,997	11,101	11,216	11,236	11,379	11,447	11,525	11,625	11,726	11,825	12,009	11,750	11,716	11,698	11,770	11,762	11,906	11,998	11,976	11,576	11,704	11,486	11,948	12,090	12,257	12,421	12,223	12,617	12,660	12,659	12,771	12,925	13,046	13,238	13,299	12,973	12,158	12,817	13,132	13,341	13,733	13,997	13,822	13,676	14,493	14,807	14,711	14,734	14,854	15,188	15,348	15,460	15,592	15,724	15,395	15,642	15,464	15,750	15,246	15,024	14,907	14,154	14,203	13,551	14,127	13,720	12,830	13,081	13,791	13,568	14,183	13,815	14,097	14,212	14,013	14,319	14,549	14,313	13,885	13,568	14,410	15,046	15,037	15,148	15,425	14,984	15,336	15,479	15,865	16,179	16,458	16,052	16,419	16,010	16,320	16,508	16,323	16,456	16,717	17,132	17,154	17,479	17,769	17,896	17,997	18,070
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Moderate Target Risk Index
Accumulated Value	10,000	9,683	9,729	10,215	10,343	10,373	10,460	10,753	10,775	10,816	10,658	10,716		10,857	11,032	11,256	11,312	11,430	11,562	11,606	11,803	11,862	12,000	12,150	12,315	12,448	12,787	12,420	12,340	12,353	12,428	12,409	12,625	12,736	12,722	12,123	12,292	11,856	12,507	12,724	12,885	13,134	12,741	13,289	13,331	13,217	13,411	13,633	13,821	14,112	14,075	13,451	12,224	13,095	13,514	13,780	14,270	14,698	14,443	14,249	15,449	15,922	15,825	16,016	16,267	16,735	16,966	17,077	17,200	17,424	16,962	17,380	17,065	17,544	16,882	16,623	16,634	15,661	15,706	14,748	15,503	15,031	13,875	14,339	15,277	14,952	15,772	15,326	15,599	15,741	15,464	15,985	16,368	16,004	15,460	15,019	16,126	16,929	16,907	17,182	17,591	17,039	17,489	17,638	18,088	18,492	18,868	18,380	18,892	18,329	18,799	18,943	18,638	18,824	19,328	19,916	19,981	20,413	20,836	21,010	21,106	21,251
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Moderate Target Risk Index
Accumulated Value	10,000	9,683	9,729	10,215	10,343	10,373	10,460	10,753	10,775	10,816	10,658	10,716		10,857	11,032	11,256	11,312	11,430	11,562	11,606	11,803	11,862	12,000	12,150	12,315	12,448	12,787	12,420	12,340	12,353	12,428	12,409	12,625	12,736	12,722	12,123	12,292	11,856	12,507	12,724	12,885	13,134	12,741	13,289	13,331	13,217	13,411	13,633	13,821	14,112	14,075	13,451	12,224	13,095	13,514	13,780	14,270	14,698	14,443	14,249	15,449	15,922	15,825	16,016	16,267	16,735	16,966	17,077	17,200	17,424	16,962	17,380	17,065	17,544	16,882	16,623	16,634	15,661	15,706	14,748	15,503	15,031	13,875	14,339	15,277	14,952	15,772	15,326	15,599	15,741	15,464	15,985	16,368	16,004	15,460	15,019	16,126	16,929	16,907	17,182	17,591	17,039	17,489	17,638	18,088	18,492	18,868	18,380	18,892	18,329	18,799	18,943	18,638	18,824	19,328	19,916	19,981	20,413	20,836	21,010	21,106	21,251
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Moderate Target Risk Index
Accumulated Value	10,000	9,683	9,729	10,215	10,343	10,373	10,460	10,753	10,775	10,816	10,658	10,716		10,857	11,032	11,256	11,312	11,430	11,562	11,606	11,803	11,862	12,000	12,150	12,315	12,448	12,787	12,420	12,340	12,353	12,428	12,409	12,625	12,736	12,722	12,123	12,292	11,856	12,507	12,724	12,885	13,134	12,741	13,289	13,331	13,217	13,411	13,633	13,821	14,112	14,075	13,451	12,224	13,095	13,514	13,780	14,270	14,698	14,443	14,249	15,449	15,922	15,825	16,016	16,267	16,735	16,966	17,077	17,200	17,424	16,962	17,380	17,065	17,544	16,882	16,623	16,634	15,661	15,706	14,748	15,503	15,031	13,875	14,339	15,277	14,952	15,772	15,326	15,599	15,741	15,464	15,985	16,368	16,004	15,460	15,019	16,126	16,929	16,907	17,182	17,591	17,039	17,489	17,638	18,088	18,492	18,868	18,380	18,892	18,329	18,799	18,943	18,638	18,824	19,328	19,916	19,981	20,413	20,836	21,010	21,106	21,251
S&P MidCap 400
Account Value [Line Items]
Line Graph and Table Measure Name													S&P MidCap 400
Accumulated Value	10,000	9,431	9,564	10,379	10,506	10,748	10,793	11,256	11,312	11,240	10,940	11,815		12,074	12,276	12,598	12,550	12,654	12,593	12,797	12,910	12,711	13,209	13,508	14,005	14,035	14,439	13,799	13,927	13,891	14,464	14,525	14,781	15,253	15,086	13,646	14,072	12,480	13,785	14,369	14,288	14,862	13,677	14,723	14,898	14,273	14,710	14,876	15,319	15,749	15,338	13,882	11,072	12,642	13,566	13,737	14,370	14,875	14,392	14,705	16,804	17,900	18,170	19,405	20,312	21,226	21,268	21,050	21,123	21,534	20,679	21,896	21,253	22,332	20,722	20,953	21,243	19,734	19,881	17,969	19,918	19,300	17,526	19,369	20,554	19,416	21,208	20,823	20,155	19,997	19,359	21,132	22,004	21,368	20,245	19,164	20,794	22,607	22,220	23,540	24,857	23,361	24,386	24,001	25,394	25,374	25,668	25,486	27,732	25,756	26,747	25,585	24,185	23,640	24,916	25,808	26,226	27,116	27,240	27,113	27,668	27,688
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2000 Index
Accumulated Value	10,000	9,121	9,120	9,848	10,003	10,228	10,222	10,832	11,023	11,146	10,616	11,800		12,131	12,179	12,414	12,430	12,566	12,311	12,736	12,831	12,668	13,458	13,573	13,964	13,908	14,271	13,718	13,896	14,016	14,867	14,973	15,234	15,891	15,509	13,824	14,044	12,376	13,768	14,484	14,181	14,662	13,522	14,478	14,561	13,842	14,130	14,502	15,099	15,535	15,037	13,771	10,779	12,259	13,057	13,519	13,893	14,676	14,185	14,483	17,152	18,636	19,573	20,793	21,002	21,443	21,487	21,904	21,113	21,585	20,949	21,840	20,930	21,397	19,337	19,544	19,787	17,826	17,853	16,385	18,095	17,725	16,026	17,790	18,206	17,024	18,684	18,368	17,491	17,176	17,017	18,401	19,526	18,549	17,457	16,267	17,739	19,906	19,132	20,214	20,938	19,464	20,440	20,251	22,309	21,976	22,129	21,810	24,202	22,203	22,785	21,567	20,099	19,634	20,683	21,807	22,185	23,770	24,510	24,953	25,193	25,047
S&P MidCap 400
Account Value [Line Items]
Line Graph and Table Measure Name													S&P MidCap 400
Accumulated Value	10,000	9,431	9,564	10,379	10,506	10,748	10,793	11,256	11,312	11,240	10,940	11,815		12,074	12,276	12,598	12,550	12,654	12,593	12,797	12,910	12,711	13,209	13,508	14,005	14,035	14,439	13,799	13,927	13,891	14,464	14,525	14,781	15,253	15,086	13,646	14,072	12,480	13,785	14,369	14,288	14,862	13,677	14,723	14,898	14,273	14,710	14,876	15,319	15,749	15,338	13,882	11,072	12,642	13,566	13,737	14,370	14,875	14,392	14,705	16,804	17,900	18,170	19,405	20,312	21,226	21,268	21,050	21,123	21,534	20,679	21,896	21,253	22,332	20,722	20,953	21,243	19,734	19,881	17,969	19,918	19,300	17,526	19,369	20,554	19,416	21,208	20,823	20,155	19,997	19,359	21,132	22,004	21,368	20,245	19,164	20,794	22,607	22,220	23,540	24,857	23,361	24,386	24,001	25,394	25,374	25,668	25,486	27,732	25,756	26,747	25,585	24,185	23,640	24,916	25,808	26,226	27,116	27,240	27,113	27,668	27,688
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2000 Index
Accumulated Value	10,000	9,121	9,120	9,848	10,003	10,228	10,222	10,832	11,023	11,146	10,616	11,800		12,131	12,179	12,414	12,430	12,566	12,311	12,736	12,831	12,668	13,458	13,573	13,964	13,908	14,271	13,718	13,896	14,016	14,867	14,973	15,234	15,891	15,509	13,824	14,044	12,376	13,768	14,484	14,181	14,662	13,522	14,478	14,561	13,842	14,130	14,502	15,099	15,535	15,037	13,771	10,779	12,259	13,057	13,519	13,893	14,676	14,185	14,483	17,152	18,636	19,573	20,793	21,002	21,443	21,487	21,904	21,113	21,585	20,949	21,840	20,930	21,397	19,337	19,544	19,787	17,826	17,853	16,385	18,095	17,725	16,026	17,790	18,206	17,024	18,684	18,368	17,491	17,176	17,017	18,401	19,526	18,549	17,457	16,267	17,739	19,906	19,132	20,214	20,938	19,464	20,440	20,251	22,309	21,976	22,129	21,810	24,202	22,203	22,785	21,567	20,099	19,634	20,683	21,807	22,185	23,770	24,510	24,953	25,193	25,047
S&P MidCap 400
Account Value [Line Items]
Line Graph and Table Measure Name													S&P MidCap 400
Accumulated Value	10,000	9,431	9,564	10,379	10,506	10,748	10,793	11,256	11,312	11,240	10,940	11,815		12,074	12,276	12,598	12,550	12,654	12,593	12,797	12,910	12,711	13,209	13,508	14,005	14,035	14,439	13,799	13,927	13,891	14,464	14,525	14,781	15,253	15,086	13,646	14,072	12,480	13,785	14,369	14,288	14,862	13,677	14,723	14,898	14,273	14,710	14,876	15,319	15,749	15,338	13,882	11,072	12,642	13,566	13,737	14,370	14,875	14,392	14,705	16,804	17,900	18,170	19,405	20,312	21,226	21,268	21,050	21,123	21,534	20,679	21,896	21,253	22,332	20,722	20,953	21,243	19,734	19,881	17,969	19,918	19,300	17,526	19,369	20,554	19,416	21,208	20,823	20,155	19,997	19,359	21,132	22,004	21,368	20,245	19,164	20,794	22,607	22,220	23,540	24,857	23,361	24,386	24,001	25,394	25,374	25,668	25,486	27,732	25,756	26,747	25,585	24,185	23,640	24,916	25,808	26,226	27,116	27,240	27,113	27,668	27,688
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2000 Index
Accumulated Value	10,000	9,121	9,120	9,848	10,003	10,228	10,222	10,832	11,023	11,146	10,616	11,800		12,131	12,179	12,414	12,430	12,566	12,311	12,736	12,831	12,668	13,458	13,573	13,964	13,908	14,271	13,718	13,896	14,016	14,867	14,973	15,234	15,891	15,509	13,824	14,044	12,376	13,768	14,484	14,181	14,662	13,522	14,478	14,561	13,842	14,130	14,502	15,099	15,535	15,037	13,771	10,779	12,259	13,057	13,519	13,893	14,676	14,185	14,483	17,152	18,636	19,573	20,793	21,002	21,443	21,487	21,904	21,113	21,585	20,949	21,840	20,930	21,397	19,337	19,544	19,787	17,826	17,853	16,385	18,095	17,725	16,026	17,790	18,206	17,024	18,684	18,368	17,491	17,176	17,017	18,401	19,526	18,549	17,457	16,267	17,739	19,906	19,132	20,214	20,938	19,464	20,440	20,251	22,309	21,976	22,129	21,810	24,202	22,203	22,785	21,567	20,099	19,634	20,683	21,807	22,185	23,770	24,510	24,953	25,193	25,047
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Moderate Target Risk Index
Accumulated Value	10,000	9,683	9,729	10,215	10,343	10,373	10,460	10,753	10,775	10,816	10,658	10,716		10,857	11,032	11,256	11,312	11,430	11,562	11,606	11,803	11,862	12,000	12,150	12,315	12,448	12,787	12,420	12,340	12,353	12,428	12,409	12,625	12,736	12,722	12,123	12,292	11,856	12,507	12,724	12,885	13,134	12,741	13,289	13,331	13,217	13,411	13,633	13,821	14,112	14,075	13,451	12,224	13,095	13,514	13,780	14,270	14,698	14,443	14,249	15,449	15,922	15,825	16,016	16,267	16,735	16,966	17,077	17,200	17,424	16,962	17,380	17,065	17,544	16,882	16,623	16,634	15,661	15,706	14,748	15,503	15,031	13,875	14,339	15,277	14,952	15,772	15,326	15,599	15,741	15,464	15,985	16,368	16,004	15,460	15,019	16,126	16,929	16,907	17,182	17,591	17,039	17,489	17,638	18,088	18,492	18,868	18,380	18,892	18,329	18,799	18,943	18,638	18,824	19,328	19,916	19,981	20,413	20,836	21,010	21,106	21,251
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Moderate Target Risk Index
Accumulated Value	10,000	9,683	9,729	10,215	10,343	10,373	10,460	10,753	10,775	10,816	10,658	10,716		10,857	11,032	11,256	11,312	11,430	11,562	11,606	11,803	11,862	12,000	12,150	12,315	12,448	12,787	12,420	12,340	12,353	12,428	12,409	12,625	12,736	12,722	12,123	12,292	11,856	12,507	12,724	12,885	13,134	12,741	13,289	13,331	13,217	13,411	13,633	13,821	14,112	14,075	13,451	12,224	13,095	13,514	13,780	14,270	14,698	14,443	14,249	15,449	15,922	15,825	16,016	16,267	16,735	16,966	17,077	17,200	17,424	16,962	17,380	17,065	17,544	16,882	16,623	16,634	15,661	15,706	14,748	15,503	15,031	13,875	14,339	15,277	14,952	15,772	15,326	15,599	15,741	15,464	15,985	16,368	16,004	15,460	15,019	16,126	16,929	16,907	17,182	17,591	17,039	17,489	17,638	18,088	18,492	18,868	18,380	18,892	18,329	18,799	18,943	18,638	18,824	19,328	19,916	19,981	20,413	20,836	21,010	21,106	21,251
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Moderate Target Risk Index
Accumulated Value	10,000	9,683	9,729	10,215	10,343	10,373	10,460	10,753	10,775	10,816	10,658	10,716		10,857	11,032	11,256	11,312	11,430	11,562	11,606	11,803	11,862	12,000	12,150	12,315	12,448	12,787	12,420	12,340	12,353	12,428	12,409	12,625	12,736	12,722	12,123	12,292	11,856	12,507	12,724	12,885	13,134	12,741	13,289	13,331	13,217	13,411	13,633	13,821	14,112	14,075	13,451	12,224	13,095	13,514	13,780	14,270	14,698	14,443	14,249	15,449	15,922	15,825	16,016	16,267	16,735	16,966	17,077	17,200	17,424	16,962	17,380	17,065	17,544	16,882	16,623	16,634	15,661	15,706	14,748	15,503	15,031	13,875	14,339	15,277	14,952	15,772	15,326	15,599	15,741	15,464	15,985	16,368	16,004	15,460	15,019	16,126	16,929	16,907	17,182	17,591	17,039	17,489	17,638	18,088	18,492	18,868	18,380	18,892	18,329	18,799	18,943	18,638	18,824	19,328	19,916	19,981	20,413	20,836	21,010	21,106	21,251
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Accumulated Value	10,000	10,000	10,003	10,006	10,008	10,009	10,011	10,014	10,016	10,019	10,021	10,023		10,026	10,030	10,034	10,036	10,043	10,048	10,056	10,064	10,073	10,082	10,090	10,098	10,108	10,119	10,128	10,141	10,156	10,170	10,186	10,202	10,218	10,235	10,254	10,273	10,292	10,313	10,332	10,353	10,374	10,395	10,417	10,436	10,455	10,473	10,492	10,505	10,520	10,533	10,547	10,569	10,569	10,570	10,571	10,572	10,573	10,574	10,575	10,576	10,576	10,577	10,578	10,578	10,578	10,578	10,578	10,579	10,580	10,580	10,580	10,581	10,581	10,581	10,582	10,584	10,587	10,592	10,597	10,606	10,626	10,648	10,671	10,704	10,742	10,778	10,816	10,859	10,901	10,945	10,992	11,040	11,090	11,140	11,191	11,241	11,294	11,343	11,391	11,443	11,492	11,549	11,597	11,649	11,705	11,755	11,801	11,847	11,895	11,939	11,978	12,018	12,061	12,106	12,147	12,192	12,239	12,281	12,325	12,362	12,405
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Accumulated Value	10,000	10,000	10,003	10,006	10,008	10,009	10,011	10,014	10,016	10,019	10,021	10,023		10,026	10,030	10,034	10,036	10,043	10,048	10,056	10,064	10,073	10,082	10,090	10,098	10,108	10,119	10,128	10,141	10,156	10,170	10,186	10,202	10,218	10,235	10,254	10,273	10,292	10,313	10,332	10,353	10,374	10,395	10,417	10,436	10,455	10,473	10,492	10,505	10,520	10,533	10,547	10,569	10,569	10,570	10,571	10,572	10,573	10,574	10,575	10,576	10,576	10,577	10,578	10,578	10,578	10,578	10,578	10,579	10,580	10,580	10,580	10,581	10,581	10,581	10,582	10,584	10,587	10,592	10,597	10,606	10,626	10,648	10,671	10,704	10,742	10,778	10,816	10,859	10,901	10,945	10,992	11,040	11,090	11,140	11,191	11,241	11,294	11,343	11,391	11,443	11,492	11,549	11,597	11,649	11,705	11,755	11,801	11,847	11,895	11,939	11,978	12,018	12,061	12,106	12,147	12,192	12,239	12,281	12,325	12,362	12,405
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,003	$ 10,006	$ 10,008	$ 10,009	$ 10,011	$ 10,014	$ 10,016	$ 10,019	$ 10,021	$ 10,023		$ 10,026	$ 10,030	$ 10,034	$ 10,036	$ 10,043	$ 10,048	$ 10,056	$ 10,064	$ 10,073	$ 10,082	$ 10,090	$ 10,098	$ 10,108	$ 10,119	$ 10,128	$ 10,141	$ 10,156	$ 10,170	$ 10,186	$ 10,202	$ 10,218	$ 10,235	$ 10,254	$ 10,273	$ 10,292	$ 10,313	$ 10,332	$ 10,353	$ 10,374	$ 10,395	$ 10,417	$ 10,436	$ 10,455	$ 10,473	$ 10,492	$ 10,505	$ 10,520	$ 10,533	$ 10,547	$ 10,569	$ 10,569	$ 10,570	$ 10,571	$ 10,572	$ 10,573	$ 10,574	$ 10,575	$ 10,576	$ 10,576	$ 10,577	$ 10,578	$ 10,578	$ 10,578	$ 10,578	$ 10,578	$ 10,579	$ 10,580	$ 10,580	$ 10,580	$ 10,581	$ 10,581	$ 10,581	$ 10,582	$ 10,584	$ 10,587	$ 10,592	$ 10,597	$ 10,606	$ 10,626	$ 10,648	$ 10,671	$ 10,704	$ 10,742	$ 10,778	$ 10,816	$ 10,859	$ 10,901	$ 10,945	$ 10,992	$ 11,040	$ 11,090	$ 11,140	$ 11,191	$ 11,241	$ 11,294	$ 11,343	$ 11,391	$ 11,443	$ 11,492	$ 11,549	$ 11,597	$ 11,649	$ 11,705	$ 11,755	$ 11,801	$ 11,847	$ 11,895	$ 11,939	$ 11,978	$ 12,018	$ 12,061	$ 12,106	$ 12,147	$ 12,192	$ 12,239	$ 12,281	$ 12,325	$ 12,362	$ 12,405